UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

SEMIANNUAL REPORT October 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, covering the six-month period from May 1, 2015, through October 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period. For much of the year, a recovering U.S. economy enabled stocks to advance, but those gains were more than erased in August when economic concerns in China, falling commodity prices and a stronger U.S. dollar sparked sharp corrections in equity markets throughout the world. The emerging markets were especially hard hit in this environment. U.S. bonds generally fared better, rallying in late 2014 due to robust investor demand before reversing course in the spring as the domestic economy strengthened. Global economic instability in August hurt corporate-backed and inflation-linked bonds, but U.S. government securities held up relatively well.

We expect market uncertainty and volatility to persist over the near term as investors vacillate between hopes that current market turmoil represents a healthy correction and fears that further disappointments could trigger a full-blown bear market. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on Chinese fiscal and monetary policy, liquidity factors affecting various asset classes, and other developments that could influence investor sentiment. Over the longer term, we remain confident that financial markets are likely to stabilize as the world adjusts to slower Chinese economic growth, abundant energy resources, and the anticipated eventual normalization of monetary policy. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
November 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2015, through October 31, 2015, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2015, Class A shares of Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 1.19%, Class C shares returned 0.81%, Class I shares returned 1.31%, Class Y shares returned 1.25%, and Class Z shares returned 1.30%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Connecticut, achieved a total return of 1.68% for the same period.2

Municipal bonds gained a degree of value over the reporting period as higher quality assets benefited from robust investor demand in an uncertain economic environment. The fund lagged its benchmark, mainly due to the general underperformance of Connecticut municipal bonds compared to national averages.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Connecticut state income taxes, without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Connecticut state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Flight to Quality Supported Municipal Bonds

The reporting period began soon after a period of generally declining bond yields stemming from slower-than-expected U.S. economic growth during the first quarter of 2015. Longer term interest rates climbed when domestic growth reaccelerated in the spring, but renewed concerns about global economic instability pushed bond yields lower and prices higher over the summer. The resulting market volatility had a smaller impact on municipal bonds than U.S. Treasuries.

The national municipal bond market also encountered a degree of volatility related to changing supply-and-demand dynamics. Issuance volumes increased somewhat during 2015 as issuers rushed to refinance existing debt and issue new bonds before expected hikes in short-term interest rates. Yet, demand for municipal bonds remained strong and steady as

3

DISCUSSION OF FUND PERFORMANCE (continued)

investors sought competitive after-tax yields. Indeed, demand for municipal bonds among individual investors was driven, in part, by their increasingly risk-averse investment postures during a time of heightened economic uncertainty and instability in riskier sectors of the financial markets.

Municipal bonds further benefited from improving credit conditions as many states and local municipalities have seen tax revenues climb beyond pre-recession levels. However, Connecticut has continued to struggle with fiscal problems due to a weaker-than-average economic recovery and pension funding liabilities.

Fund Strategies Produced Mixed Results

Our security selection strategies generally supported the fund’s performance over the reporting period, as an emphasis on revenue bonds over general obligation and escrowed bonds produced good results. Returns were particularly attractive among bonds backed by hospitals, education institutions, and the state’s settlement of litigation with U.S. tobacco companies. The fund also benefited from a lack of direct exposure to struggling Puerto Rico bonds. Our interest-rate strategies generally proved to be effective, as overweighted exposure to securities with five-year maturities and an underweighted position in long-term bonds enabled the fund to participate more fully in one of the stronger segments of the market’s maturity spectrum.

On a more negative note, Connecticut’s fiscal troubles caused its municipal bonds to underperform national market averages. In addition, the fund’s holdings of revenue bonds backed by industrial development projects were hindered by concerns about the impact of low energy prices and potentially higher short-term interest rates on some issuers’ credit conditions.

A Constructive Investment Posture

We remain optimistic regarding the prospects for the U.S. economy and the municipal bond market. Therefore, while we have retained our bias toward higher quality bonds, we have looked for opportunities to add higher yielding securities when attractively valued opportunities arise. We have retained the fund’s focus on revenue-backed bonds, and we have maintained a modestly long average duration. Conversely, we have established underweighted positions in shorter term securities that could prove vulnerable to rising short-term interest rates.

November 16, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z, Class Y, and Class I shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment

4

return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Connecticut residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund from May 1, 2015 to October 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming actual returns for the six months ended October 31, 2015

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 4.60	$ 8.43	$ 3.34	$ 3.19	$ 3.54
Ending value (after expenses)	$ 1,011.90	$ 1,008.10	$ 1,013.10	$ 1,012.50	$ 1,013.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

EXPENSES AND VALUE OF A $1,000 INVESTMENT
assuming a hypothetical 5% annualized return for the six months ended October 31, 2015

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$ 4.62	$ 8.47	$ 3.35	$ 3.20	$ 3.56
Ending value (after expenses)	$ 1,020.56	$ 1,016.74	$ 1,021.82	$ 1,021.97	$ 1,021.62

† Expenses are equal to the fund's annualized expense ratio of .91% for Class A, 1.67 % for Class C, .66% for Class I, .63% for Class Y and .70% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2015 (Unaudited)

Long-Term Municipal Investments - 98.2%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 92.6%
Connecticut, GO	5.00	4/15/24	2,500,000		2,738,875
Connecticut, GO	5.00	3/1/26	5,000,000		5,893,450
Connecticut, GO	5.00	11/1/27	5,000,000		5,798,400
Connecticut, GO	5.00	11/1/27	2,000,000		2,218,980
Connecticut, GO	5.00	11/1/28	5,000,000		5,782,650
Connecticut, GO	5.00	11/1/28	3,000,000		3,328,470
Connecticut, GO	5.00	11/1/31	2,500,000		2,870,000
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	12/1/21	5,000,000		5,968,400
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/24	2,730,000		3,287,111
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	8/1/34	4,650,000		5,363,077
Connecticut, State Revolving Fund General Revenue	5.00	1/1/19	2,275,000		2,572,661
Connecticut, State Revolving Fund General Revenue	5.00	1/1/23	1,250,000		1,468,850
Connecticut, State Revolving Fund General Revenue	5.00	3/1/24	1,195,000		1,443,608
Connecticut, State Revolving Fund General Revenue	5.00	7/1/24	2,145,000		2,549,290
Connecticut Development Authority, First Mortgage Gross Revenue (The Elim Park Baptist Home, Inc. Project) (Prerefunded)	5.25	12/1/15	1,765,000	[a]	1,790,451
Connecticut Development Authority, PCR (The Connecticut Light and Power Company Project)	4.38	9/1/28	3,900,000		4,302,090
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project)	5.50	4/1/21	4,500,000		5,171,085
Connecticut Development Authority, Water Facilities Revenue (Aquarion Water Company of Connecticut Project) (Insured; XLCA)	5.10	9/1/37	6,550,000		6,708,182
Connecticut Health and Educational Facilities Authority, Revenue (Ascension Health Senior Credit Group)	5.00	11/15/40	10,000,000		10,971,400
Connecticut Health and Educational Facilities Authority, Revenue (Bridgeport Hospital Issue)	5.00	7/1/25	3,625,000		4,212,322

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 92.6% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/27	1,420,000		1,549,788
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/34	4,000,000		4,339,200
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/35	2,000,000		2,242,940
Connecticut Health and Educational Facilities Authority, Revenue (Fairfield University Issue)	5.00	7/1/40	2,500,000		2,795,250
Connecticut Health and Educational Facilities Authority, Revenue (Greenwich Academy Issue) (Insured; Assured Guaranty Municipal Corp.)	5.25	3/1/32	10,880,000		13,271,533
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/27	3,265,000		3,766,896
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/32	1,000,000		1,088,010
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/41	2,000,000		2,169,560
Connecticut Health and Educational Facilities Authority, Revenue (Hartford HealthCare Issue)	5.00	7/1/45	2,500,000		2,729,100
Connecticut Health and Educational Facilities Authority, Revenue (Loomis Chaffee School Issue) (Insured; AMBAC)	5.25	7/1/28	1,760,000		2,222,581
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue)	5.00	7/1/45	3,000,000		3,286,350
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/33	25,000		27,690
Connecticut Health and Educational Facilities Authority, Revenue (Quinnipiac University Issue) (Insured; National Public Finance Guarantee Corp.) (Prerefunded)	5.75	7/1/18	4,975,000	[a]	5,624,785
Connecticut Health and Educational Facilities Authority, Revenue (Sacred Heart University Issue)	5.38	7/1/31	1,000,000		1,088,910
Connecticut Health and Educational Facilities Authority, Revenue (Salisbury School Issue) (Insured; Assured Guaranty Corp.)	5.00	7/1/33	5,000,000		5,429,450

8

Long-Term Municipal Investments - 98.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 92.6% (continued)
Connecticut Health and Educational Facilities Authority, Revenue (Stamford Hospital Issue)	5.00	7/1/30	6,750,000		7,445,250
Connecticut Health and Educational Facilities Authority, Revenue (The William W. Backus Hospital Issue) (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.25	7/1/18	2,000,000	[a]	2,234,860
Connecticut Health and Educational Facilities Authority, Revenue (Wesleyan University Issue)	5.00	7/1/35	5,000,000		5,669,050
Connecticut Health and Educational Facilities Authority, Revenue (Wesleyan University Issue)	5.00	7/1/39	6,500,000		7,369,765
Connecticut Health and Educational Facilities Authority, Revenue (Western Connecticut Health Network Issue)	5.38	7/1/41	1,000,000		1,107,810
Connecticut Health and Educational Facilities Authority, Revenue (Yale New Haven Health Issue)	5.00	7/1/27	3,960,000		4,678,186
Connecticut Health and Educational Facilities Authority, Revenue (Yale University Issue)	5.00	7/1/40	5,000,000		5,462,400
Connecticut Health and Educational Facilities Authority, Revenue (Yale-New Haven Hospital Issue) (Prerefunded)	5.75	7/1/20	4,000,000	[a]	4,827,080
Connecticut Health and Educational Facilities Authority, State Supported Child Care Revenue	5.00	7/1/25	1,490,000		1,699,270
Connecticut Higher Education Supplemental Loan Authority, Senior Revenue (Connecticut Family Education Loan Program) (Insured; National Public Finance Guarantee Corp.)	4.80	11/15/22	2,630,000		2,690,122
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/21	1,450,000		1,679,753
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/22	1,400,000		1,622,754
Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue (Connecticut Health and Educational Facilities Authority Loan Program)	5.00	11/15/23	1,400,000		1,629,306

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 92.6% (continued)
Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue	5.00	1/1/38	3,000,000		3,321,090
Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue	5.00	1/1/22	1,505,000		1,794,682
Connecticut Resources Recovery Authority, RRR (American Ref-Fuel Company of Southeastern Connecticut Project)	5.50	11/15/15	1,000,000		1,011,300
Connecticut Resources Recovery Authority, RRR (American Ref-Fuel Company of Southeastern Connecticut Project)	5.50	11/15/15	3,250,000		3,297,352
Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue	5.00	1/1/42	3,000,000		3,303,570
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue (Wheelabrator Lisbon Project)	5.50	1/1/20	7,000,000		7,062,860
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/26	700,000		832,482
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/27	1,250,000		1,470,288
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue	5.00	8/15/29	1,500,000		1,741,575
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	11/15/37	1,800,000		1,972,890
Greater New Haven Water Pollution Control Authority, Regional Wastewater System Revenue (Insured; National Public Finance Guarantee Corp.)	5.00	8/15/35	25,000		25,090
Hartford, GO (Escrowed to Maturity)	5.00	4/1/17	1,325,000		1,410,012
Hartford, GO (Insured; Assured Guaranty Municipal Corp.) (Prerefunded)	5.00	4/1/22	255,000	[a]	307,785
Hartford County Metropolitan District, Clean Water Project Revenue	5.00	4/1/31	3,510,000		3,985,043
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/42	2,000,000		2,262,960
Hartford Stadium Authority, LR	5.00	2/1/36	2,500,000		2,711,750
Meriden, GO (Insured; National Public Finance Guarantee Corp.)	5.00	8/1/16	2,090,000		2,164,571
New Britain, GO (Insured; Assured Guaranty Corp.)	5.00	4/1/24	4,500,000		5,262,300

10

Long-Term Municipal Investments - 98.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Connecticut - 92.6% (continued)
New Haven, GO	5.00	3/1/17	1,425,000		1,499,357
New Haven, GO (Insured; Assured Guaranty Corp.)	5.00	3/1/29	1,000,000		1,061,370
Norwalk, GO	5.00	7/15/24	1,000,000		1,203,230
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/27	3,000,000		3,496,770
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/31	3,940,000		4,485,769
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/32	1,370,000		1,537,195
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/33	1,500,000		1,679,160
South Central Connecticut Regional Water Authority, Water System Revenue	5.00	8/1/39	1,500,000		1,692,405
South Central Connecticut Regional Water Authority, Water System Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/24	2,000,000		2,464,820
South Central Connecticut Regional Water Authority, Water System Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/31	2,000,000		2,170,440
Stamford, GO	5.00	7/1/21	4,410,000		5,309,816
University of Connecticut, GO	5.00	2/15/25	1,000,000		1,116,420
University of Connecticut, GO	5.00	2/15/27	1,000,000		1,112,950
University of Connecticut, GO	5.00	2/15/28	1,000,000		1,112,950
University of Connecticut, Special Obligation Student Fee Revenue	5.00	11/15/24	5,000,000		6,017,050
				264,084,303
U.S. Related - 5.6%
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	3,000,000		3,000,360
Children's Trust Fund of Puerto Rico, Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	12,000,000	[b]	1,033,200
Guam, Business Privilege Tax Revenue	5.00	11/15/35	2,800,000		3,088,120
Guam, LOR (Section 30)	5.63	12/1/29	1,000,000		1,105,890
Virgin Islands Port Authority, Marine Revenue	5.00	9/1/44	2,000,000		2,152,160

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.2% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Related - 5.6% (continued)
Virgin Islands Public Finance Authority, Revenue (Virgin Islands Matching Fund Loan Note)	5.00	10/1/25	5,000,000	5,584,950
				15,964,680
Total Investments (cost $263,730,092)			98.2%	280,048,983
Cash and Receivables (Net)			1.8%	5,168,927
Net Assets			100.0%	285,217,910

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited) †	Value (%)
Education	20.3
Health Care	18.0
Utility-Water and Sewer	13.5
State/Territory	10.0
Special Tax	6.8
Prerefunded	5.7
Utility-Electric	5.2
Industrial	5.0
City	3.0
Asset Backed	1.4
Transportation	1.2
Lease	.9
Housing	.8
Resource Recovery	.4
Other	6.0
98.2

† Based on net assets.

See notes to financial statements.

12

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	263,730,092	280,048,983
Cash		1,842,035
Interest receivable		3,787,409
Prepaid expenses		26,783
		285,705,210
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		207,436
Payable for shares of Beneficial Interest redeemed		225,488
Accrued expenses		54,376
		487,300
Net Assets ($)		285,217,910
Composition of Net Assets ($):
Paid-in capital		276,601,183
Accumulated undistributed investment income—net		22,791
Accumulated net realized gain (loss) on investments		(7,724,955)
Accumulated net unrealized appreciation (depreciation) on investments		16,318,891
Net Assets ($)		285,217,910

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	168,268,362	11,659,045	9,293,303	1,614,491	94,382,709
Shares Outstanding	14,203,610	985,696	784,454	136,292	7,968,307
Net Asset Value Per Share ($)	11.85	11.83	11.85	11.85	11.84

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	5,461,792
Expenses:
Management fee—Note 3(a)	792,306
Shareholder servicing costs—Note 3(c)	299,904
Distribution fees—Note 3(b)	42,683
Professional fees	31,115
Registration fees	24,063
Custodian fees—Note 3(c)	13,550
Prospectus and shareholders’ reports	9,482
Trustees’ fees and expenses—Note 3(d)	7,907
Loan commitment fees—Note 2	1,851
Miscellaneous	18,505
Total Expenses	1,241,366
Less—reduction in fees due to earnings credits—Note 3(c)	(84)
Net Expenses	1,241,282
Investment Income—Net	4,220,510
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	852,577
Net unrealized appreciation (depreciation) on investments	(1,671,731)
Net Realized and Unrealized Gain (Loss) on Investments	(819,154)
Net Increase in Net Assets Resulting from Operations	3,401,356

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations ($):
Investment income—net	4,220,510	8,724,656
Net realized gain (loss) on investments	852,577	(693,123)
Net unrealized appreciation (depreciation) on investments	(1,671,731)	5,974,235
Net Increase (Decrease) in Net Assets Resulting from Operations	3,401,356	14,005,768
Dividends to Shareholders from ($):
Investment income—net:
Class A	(2,432,211)	(5,116,972)
Class C	(119,635)	(232,903)
Class I	(133,209)	(226,461)
Class Y	(33,372)	(68,701)
Class Z	(1,479,292)	(3,075,979)
Total Dividends	(4,197,719)	(8,721,016)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,221,960	3,887,665
Class C	819,333	1,337,345
Class I	2,391,477	3,655,037
Class Y	-	3,158,622
Class Z	1,068,795	3,628,510
Dividends reinvested:
Class A	1,888,495	4,005,593
Class C	95,826	185,817
Class I	103,793	153,061
Class Y	5,826	18,234
Class Z	1,126,979	2,387,424
Cost of shares redeemed:
Class A	(9,286,151)	(25,290,073)
Class C	(590,955)	(1,271,663)
Class I	(603,114)	(4,510,047)
Class Y	(887,504)	(722,750)
Class Z	(7,150,898)	(8,793,179)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(8,796,138)	(18,170,404)
Total Increase (Decrease) in Net Assets	(9,592,501)	(12,885,652)
Net Assets ($):
Beginning of Period	294,810,411	307,696,063
End of Period	285,217,910	294,810,411
Undistributed investment income—net	22,791	-

16

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Capital Share Transactions:
Class A
Shares sold	188,802	326,752
Shares issued for dividends reinvested	160,220	336,874
Shares redeemed	(789,175)	(2,134,739)
Net Increase (Decrease) in Shares Outstanding	(440,153)	(1,471,113)
Class C
Shares sold	69,782	113,014
Shares issued for dividends reinvested	8,138	15,649
Shares redeemed	(50,312)	(107,464)
Net Increase (Decrease) in Shares Outstanding	27,608	21,199
Class I
Shares sold	203,146	308,629
Shares issued for dividends reinvested	8,804	12,860
Shares redeemed	(51,249)	(383,373)
Net Increase (Decrease) in Shares Outstanding	160,701	(61,884)
Class Y
Shares sold	-	270,384
Shares issued for dividends reinvested	495	1,528
Shares redeemed	(75,239)	(60,966)
Net Increase (Decrease) in Shares Outstanding	(74,744)	210,946
Class Z
Shares sold	90,860	304,667
Shares issued for dividends reinvested	95,644	200,814
Shares redeemed	(608,579)	(739,096)
Net Increase (Decrease) in Shares Outstanding	(422,075)	(233,615)

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information(except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.88	11.67	12.39	12.23	11.32	11.68
Investment Operations:
Investment income—net[a]	.17	.34	.37	.38	.44	.45
Net realized and unrealized gain (loss) on investments	(.03)	.21	(.72)	.19	.91	(.36)
Total from Investment Operations	.14	.55	(.35)	.57	1.35	.09
Distributions:
Dividends from investment income—net	(.17)	(.34)	(.37)	(.38)	(.44)	(.45)
Dividends from net realized gain on investments	-	-	(.00)[b]	(.03)	-	-
Total Distributions	(.17)	(.34)	(.37)	(.41)	(.44)	(.45)
Net asset value, end of period	11.85	11.88	11.67	12.39	12.23	11.32
Total Return (%)[c]	1.19[d]	4.72	(2.72)	4.74	12.07	.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91[e]	.92	.90	.90	.91	.91
Ratio of net expenses to average net assets	.91[e]	.92	.90	.90	.91	.91
Ratio of net investment income to average net assets	2.87[e]	2.83	3.21	3.10	3.69	3.90
Portfolio Turnover Rate	4.12[d]	8.44	9.50	19.13	13.77	17.05
Net Assets, end of period ($ x 1,000)	168,268	173,909	188,117	239,626	227,398	215,132

a        Based on average shares outstanding.
b Amount represents less than .01%
c Exclusive of sales charge.
d Not annualized.
e Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.86	11.66	12.37	12.21	11.30	11.66
Investment Operations:
Investment income—net[a]	.13	.25	.28	.29	.35	.36
Net realized and unrealized gain (loss) on investments	(.04)	.20	(.71)	.19	.91	(.36)
Total from Investment Operations	.09	.45	(.43)	.48	1.26	-
Distributions:
Dividends from investment income—net	(.12)	(.25)	(.28)	(.29)	(.35)	(.36)
Dividends from net realized gain on investments	-	-	(.00)[b]	(.03)	-	-
Total Distributions	(.12)	(.25)	(.28)	(.32)	(.35)	(.36)
Net asset value, end of period	11.83	11.86	11.66	12.37	12.21	11.30
Total Return (%)[c]	.81[d]	3.84	(3.39)	3.94	11.25	(.01)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.67[e]	1.68	1.67	1.66	1.67	1.67
Ratio of net expenses to average net assets	1.67[e]	1.68	1.67	1.66	1.67	1.66
Ratio of net investment income to average net assets	2.11[e]	2.07	2.43	2.34	2.94	3.14
Portfolio Turnover Rate	4.12[d]	8.44	9.50	19.13	13.77	17.05
Net Assets, end of period ($ x 1,000)	11,659	11,3610	10,920	16,502	15,823	16,322

a      Based on average shares outstanding.
b Amount represents less than .01%
c Exclusive of sales charge.
d Not annualized.
e Annualized.
See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.88	11.67	12.39	1.2.22	11.31	11.68
Investment Operations:
Investment income—net[a]	.18	.36	.40	.41	.46	.48
Net realized and unrealized gain (loss) on investments	(.03)	.22	(.72)	.21	.92	(.37)
Total from Investment Operations	.15	.58	(.32)	.62	1.38	.11
Distributions:
Dividends from investment income—net	(.18)	(.37)	(.40)	(.42)	(.47)	(.48)
Dividends from net realized gain on investments	-	-	(.00)[b]	(.03)	-	-
Total Distributions	(.18)	(.37)	(.40)	(.45)	(.47)	(.48)
Net asset value, end of period	11.85	11.88	11.67	12.39	12.22	11.31
Total Return (%)	1.31[c]	4.97	(2.48)	5.09	12.38	.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.66[d]	.67	.65	.64	.65	.63
Ratio of net expenses to average net assets	.66[d]	.67	.65	..63	.65	.63
Ratio of net investment income to average net assets	3.12[d]	3.08	3.45	3.34	3.90	4.16
Portfolio Turnover Rate	4.12[c]	8.44	9.50	19.13	13.77	17.05
Net Assets, end of period ($ x 1,000)	9,293	7,408	8,004	12,092	12,999	6,309

a     Based on average shares outstanding.
b Amount represents less than .01%.
c Not annualized.
d Annualized.
See notes to financial statements.

20

	Six Months Ended
	October 31, 2015	Year Ended April 30
Class Y Shares	(Unaudited)	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.88	11.68	11.15
Investment Operations:
Investment income—net[b]	.19	.39	.26
Net realized and unrealized gain (loss) on investments	(.03)	.18	.53
Total from Investment Operations	.16	.57	.79
Distributions:
Dividends from investment income—net	(.19)	(.37)	(.26)
Net asset value, end of period	11.85	11.88	11.68
Total Return (%)	1.25[c]	4.89	7.16[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63[d]	.65	.63[d]
Ratio of net expenses to average net assets	.63[d]	.65	.63[d]
Ratio of net investment income to average net assets	3.16[d]	3.07	3.45[d]
Portfolio Turnover Rate	4.12[c]	8.44	9.50
Net Assets, end of period ($ x 1,000)	1,614	2,506	1

a From September 3, 2013 (commencement of initial offering) to April 30, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
See notes to financial statements.

21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class Z Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.87	11.67	12.39	12.22	11.31	11.67
Investment Operations:
Investment income—net[a]	.18	.36	.40	.41	.46	.48
Net realized and unrealized gain (loss) on investments	(.03)	.20	(.72)	.20	.91	(.37)
Total from Investment Operations	.15	.56	(.32)	.61	1.37	.11
Distributions:
Dividends from investment income—net	(.18)	(.36)	(.40)	(.41)	(.46)	(.47)
Dividends from net realized gain on investments	-	-	(.00)[b]	(.03)	-	-
Total Distributions	(.18)	(.36)	(.40)	(.44)	(.46)	(.47)
Net asset value, end of period	11.84	11.87	11.67	12.39	12.22	11.31
Total Return (%)	1.30[c]	4.85	(2.50)	5.04	12.31	.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[d]	.70	.69	.69	.71	.70
Ratio of net expenses to average net assets	.70[d]	.70	.69	.69	.71	.70
Ratio of net investment income to average net assets	3.08[d]	3.04	3.43	3.32	3.89	4.11
Portfolio Turnover Rate	4.12[c]	8.44	9.50	19.13	13.77	17.05
Net Assets, end of period ($ x 1,000)	94,383	99,626	100,654	116,617	114,892	106,076

a      Based on average shares outstanding.
b Amount represents less than .01%.
c Not annualized.
d Annualized.
See notes to financial statements.

22

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Connecticut Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Connecticut state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

24

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	280,048,983	-	280,048,983

† See Statement of Investments for additional detailed categorizations.

At October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

26

The fund has an unused capital loss carryover of $8,580,314 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2015. The fund has $2,418,390 of short-term capital losses and $6,161,924 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2015 was as follows: tax-exempt income $8,696,233 and ordinary income $24,783. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund's average daily net assets and is payable monthly.

During the period ended October 31, 2015, the Distributor retained $1,155 from commissions earned on sales of the fund's Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2015, Class C shares were charged $42,683 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2015, Class A and Class C shares were charged $212,213 and $14,227, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2015, Class Z shares were charged $22,813 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2015, the fund was charged $28,602 for transfer agency services and $1,303 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $84.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2015, the fund was charged $13,550 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2015, the fund was charged $990 pursuant to the

28

agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2015, the fund was charged $5,206 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $132,784, Distribution Plan fees $7,388, Shareholder Services Plan fees $42,062, custodian fees $13,675, Chief Compliance Officer fees $882 and transfer agency fees $10,645.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2015, amounted to $11,686,543 and $19,222,740, respectively.

At October 31, 2015, accumulated net unrealized appreciation on investments was $16,318,891, consisting of $16,735,524 gross unrealized appreciation and $416,633 gross unrealized depreciation.

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

29

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 21, 2015, the Board considered the renewal of the fund's Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund's asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund's performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

30

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. It was noted that there were only four funds in the Performance Group and the Expense Group, including the fund. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (lowest in the Performance Group in the ten-year period). The Board also noted that the fund’s yield performance was at or above the Performance Group median for five of the ten one-year periods ended May 31st and at or above the Performance Universe median for six of the ten one-year periods. Dreyfus also provided a comparison of the fund's calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund's calendar year total returns were above the Lipper category average for seven of the ten calendar years. Dreyfus representatives noted that the fund’s investment in municipal bonds issued in Puerto Rico affected the fund’s relative performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was slightly above the Expense Group median and above the Expense Universe median and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance

31

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund's asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

32

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

33

NOTES

34

NOTES

35

NOTES

36

NOTES

37

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: PSCTX Class C: PMCCX Class I: DTCIX Class Y: DPMYX Class Z: DPMZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 0064SA1015

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

SEMIANNUAL REPORT October 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund, covering the six-month period from May 1, 2015, through October 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. U.S. stocks advanced in the spring of 2015, with some broad measures of market performance setting new record highs in May. Those gains were more than erased over the summer when global economic instability undermined investor sentiment, but a renewed rally in October helped mitigate losses, and most broad stock indices ended the reporting period with flat to mildly negative returns. International stocks generally lost a greater degree of value, with developed markets faring far better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds generally produced generally flat total returns, with municipal bonds faring better, on average, than U.S. government securities and corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding short-term U.S. interest rates and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

November 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2015, through October 31, 2015, as provided by Thomas Casey and Daniel Rabasco, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2015, Class A shares of Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 1.44%, Class C shares returned 1.03%, and Class Z shares returned 1.55%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Massachusetts, achieved a total return of 1.68% for the same period.2

Municipal bonds gained a degree of value over the reporting period as higher quality assets benefited from robust investor demand in an uncertain economic environment. The fund lagged its benchmark, mainly due to a relatively long average duration during times of rising interest rates.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and Massachusetts state income taxes, without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Massachusetts state income taxes. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent, as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among the market’s various sectors, such as the pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Flight to Quality Supported Municipal Bonds

The reporting period began soon after a period of generally declining bond yields stemming from slower-than-expected U.S. economic growth during the first quarter of 2015. Longer term interest rates climbed when domestic growth reaccelerated in the spring, but renewed concerns about global economic instability—including a debt crisis in Greece and a persistent slowdown in China—pushed bond yields lower and prices higher over the summer. Domestically, investors speculated as to the timing of when the Federal Reserve would begin raising short-term rates.

Municipal bonds were less volatile than U.S. Treasuries; however, the national municipal bond market also encountered some degree of volatility related to changing supply-and-

3

DISCUSSION OF FUND PERFORMANCE (continued)

demand dynamics. After a limited supply of newly issued bonds during 2014, issuance volumes increased somewhat during 2015 as issuers rushed to refinance existing debt and issue new bonds before expected hikes in short-term interest rates. Demand for municipal bonds remained strong and steady as investors sought competitive after-tax yields. Indeed, demand for municipal bonds among individual investors was driven, in part, by their increasingly risk-averse investment postures during a time of heightened economic uncertainty and instability in riskier sectors of the financial markets.

Municipal bonds further benefited from improving credit conditions as many states and local municipalities have seen tax revenues climb beyond pre-recession levels. Massachusetts has remained in relatively strong fiscal condition, as the state’s large, diverse economy has been augmented by prudent fiscal management and government efforts to improve pension funding levels.

Fund Strategies Produced Mixed Results

Our security selection strategies generally supported the fund’s performance over the reporting period, as an emphasis on revenue bonds over general obligation and escrowed bonds produced good results. Returns were particularly attractive among bonds backed by hospitals and airports. The fund also benefited from a lack of direct exposure to struggling Puerto Rico bonds. Furthermore, we successfully added to the fund’s holdings of Massachusetts revenue bonds when they became available at attractive valuations, including 15- to 20-year securities backed by hospitals, transportation facilities, and special tax districts.

On the other hand, our interest-rate strategies proved mildly ineffective over the reporting period, as a relatively long average duration and overweighted exposure to longer maturities caused the fund to participate more fully in market declines.

A Constructive Investment Posture

We remain optimistic regarding the prospects for the U.S. economy and the municipal bond market. Therefore, we have looked for opportunities to add higher yielding securities when attractively valued opportunities arise. We have retained the fund’s focus on revenue-backed bonds, and we have maintained a modestly long average duration in order to capture incremental income offered by intermediate and longer maturities. Conversely, we have established underweighted positions in shorter term securities that could prove vulnerable to rising short-term interest rates resulting from a tightening of Federal Reserve monetary policy.

November 16, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

 The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

4

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

2 SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund from May 1, 2015 to October 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2015
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.76	$8.74	$3.65
Ending value (after expenses)	$1,014.40	$1,010.30	$1,015.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2015
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.77	$8.77	$3.66
Ending value (after expenses)	$1,020.41	$1,016.44	$1,021.52

† Expenses are equal to the fund's annualized expense ratio of .94% for Class A, 1.73% for Class C and .72% for Class I, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2015 (Unaudited)

Long-Term Municipal Investments - 98.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Massachusetts - 92.2%
Boston Housing Authority,
Capital Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/24	1,900,000		2,077,194
Cambridge,
GO (Municipal Purpose Loan)	5.00	2/15/21	1,765,000		2,103,386
Massachusetts,
Federal Highway GAN (Accelerated Bridge Program)	5.00	6/15/23	1,325,000		1,590,848
Massachusetts,
GO	5.00	8/1/22	2,000,000		2,425,260
Massachusetts,
GO	5.25	8/1/22	2,650,000		3,255,631
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,243,410
Massachusetts,
GO	0.75	11/1/25	5,000,000	[a]	4,872,000
Massachusetts,
GO (Consolidated Loan)	5.50	8/1/20	1,000,000		1,198,650
Massachusetts,
GO (Insured; AMBAC)	5.50	8/1/30	1,750,000		2,253,808
Massachusetts,
GO (Insured; Assured Guaranty Municipal Corp.)	5.25	9/1/23	2,500,000		3,111,800
Massachusetts,
Special Obligation Dedicated Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	1/1/23	3,000,000		3,688,980
Massachusetts Bay Transportation Authority,
Assessment Revenue	5.25	7/1/34	1,890,000		2,088,639
Massachusetts Bay Transportation Authority,
Assessment Revenue (Prerefunded)	5.25	7/1/18	610,000	[b]	681,632
Massachusetts Bay Transportation Authority,
GO (General Transportation System)	7.00	3/1/21	425,000		508,279
Massachusetts Bay Transportation Authority,
GO (General Transportation System) (Escrowed to Maturity)	7.00	3/1/21	270,000		284,534
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.00	7/1/21	1,000,000		1,197,680
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue	5.50	7/1/24	1,140,000		1,455,073
Massachusetts Bay Transportation Authority,
Senior Sales Tax Revenue (Insured; National Public Finance Guarantee Corp.)	5.50	7/1/27	3,000,000		3,916,650

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Massachusetts - 92.2% (continued)
Massachusetts Clean Energy Cooperative Corporation,
Massachusetts Clean Energy Cooperative Revenue	5.00	7/1/24	2,580,000		3,099,302
Massachusetts College Building Authority,
Project Revenue	5.00	5/1/27	2,000,000		2,330,580
Massachusetts College Building Authority,
Project Revenue (Insured; National Public Finance Guarantee Corp.) (Escrowed to Maturity)	0.00	5/1/26	5,385,000	[c]	4,201,000
Massachusetts College Building Authority,
Project Revenue (Insured; XLCA)	5.50	5/1/28	1,450,000		1,741,044
Massachusetts Department of Transportation,
Metropolitan Highway System Senior Revenue	5.00	1/1/27	4,000,000		4,517,000
Massachusetts Development Finance Agency,
Higher Education Revenue (Emerson College Issue) (Prerefunded)	5.00	1/1/17	1,000,000	[b]	1,054,280
Massachusetts Development Finance Agency,
Revenue (Baystate Medical Center Issue)	5.00	7/1/34	1,475,000		1,649,094
Massachusetts Development Finance Agency,
Revenue (Berklee College of Music Issue)	5.00	10/1/31	1,000,000		1,110,570
Massachusetts Development Finance Agency,
Revenue (Brandeis University Issue)	5.00	10/1/26	1,250,000		1,417,825
Massachusetts Development Finance Agency,
Revenue (Brandeis University Issue)	5.00	10/1/29	1,475,000		1,662,104
Massachusetts Development Finance Agency,
Revenue (CareGroup Issue)	5.00	7/1/33	500,000		557,790
Massachusetts Development Finance Agency,
Revenue (Children's Hospital Issue)	5.00	10/1/33	4,000,000		4,583,160
Massachusetts Development Finance Agency,
Revenue (Lahey Health System Obligated Group Issue)	5.00	8/15/40	2,000,000		2,221,380
Massachusetts Development Finance Agency,
Revenue (Noble and Greenough School Issue) (Escrowed to Maturity)	5.00	4/1/21	600,000		714,606
Massachusetts Development Finance Agency,
Revenue (North Hill Communities Issue)	6.50	11/15/43	2,000,000	[d]	2,167,680
Massachusetts Development Finance Agency,
Revenue (Partners HealthCare System Issue)	5.00	7/1/32	5,070,000		5,855,546

8

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Massachusetts - 92.2% (continued)
Massachusetts Development Finance Agency,
Revenue (Partners HealthCare System Issue)	5.00	7/1/39	2,000,000		2,210,080
Massachusetts Development Finance Agency,
Revenue (Partners HealthCare System Issue)	5.38	7/1/41	4,000,000		4,530,120
Massachusetts Development Finance Agency,
Revenue (Suffolk University Issue)	5.00	7/1/30	1,000,000		1,065,390
Massachusetts Development Finance Agency,
Revenue (Tufts Medical Center Issue)	5.50	1/1/22	1,500,000		1,744,155
Massachusetts Development Finance Agency,
Revenue (UMass Memorial Issue)	5.50	7/1/31	500,000		552,485
Massachusetts Development Finance Agency,
Revenue (Wheelock College Issue)	5.25	10/1/37	2,500,000		2,643,225
Massachusetts Development Finance Agency,
Revenue (Whitehead Institute for Biomedical Research Issue)	5.00	6/1/23	1,350,000		1,593,689
Massachusetts Development Finance Agency,
SWDR (Dominion Energy Brayton Point Issue) (Prerefunded)	5.00	8/1/16	1,000,000	[b]	1,034,190
Massachusetts Educational Financing Authority,
Education Loan Revenue (Issue E) (Insured; AMBAC)	4.70	1/1/27	3,460,000		3,502,004
Massachusetts Educational Financing Authority,
Education Loan Revenue (Issue I)	5.00	1/1/25	1,500,000		1,709,190
Massachusetts Educational Financing Authority,
Education Loan Revenue (Issue K)	5.25	7/1/29	1,820,000		1,996,376
Massachusetts Health and Educational Facilities Authority,
Revenue (Dana-Farber Cancer Institute Issue)	5.25	12/1/27	1,000,000		1,117,940
Massachusetts Health and Educational Facilities Authority,
Revenue (Harvard University Issue)	5.00	12/15/24	2,350,000		2,720,736
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Eye and Ear Infirmary Issue)	5.00	7/1/20	1,000,000		1,113,010
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Eye and Ear Infirmary Issue)	5.38	7/1/35	1,000,000		1,083,890

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Massachusetts - 92.2% (continued)
Massachusetts Health and Educational Facilities Authority,
Revenue (Massachusetts Institute of Technology Issue)	5.25	7/1/33	4,000,000		5,305,440
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.00	7/1/19	1,000,000		1,144,140
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.25	7/1/29	1,000,000		1,134,540
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue)	5.00	7/1/47	2,805,000		2,971,505
Massachusetts Health and Educational Facilities Authority,
Revenue (Partners HealthCare System Issue) (Prerefunded)	5.00	7/1/17	1,145,000	[b]	1,231,047
Massachusetts Health and Educational Facilities Authority,
Revenue (Suffolk University Issue)	6.00	7/1/24	1,000,000		1,148,000
Massachusetts Health and Educational Facilities Authority,
Revenue (Tufts University Issue)	5.50	8/15/18	1,625,000		1,835,194
Massachusetts Health and Educational Facilities Authority,
Revenue (Tufts University Issue) (Prerefunded)	5.38	8/15/18	1,500,000	[b]	1,689,075
Massachusetts Health and Educational Facilities Authority,
Revenue (UMass Memorial Issue)	5.25	7/1/25	1,895,000		1,901,462
Massachusetts Health and Educational Facilities Authority,
Revenue (UMass Memorial Issue)	5.00	7/1/33	1,070,000		1,073,082
Massachusetts Health and Educational Facilities Authority,
Revenue (Wheaton College Issue)	5.00	1/1/30	2,405,000		2,597,977
Massachusetts Housing Finance Agency,
Housing Revenue	5.20	12/1/37	1,905,000		1,928,755
Massachusetts Port Authority,
Revenue	5.00	7/1/25	2,500,000		3,033,225
Massachusetts Port Authority,
Revenue	5.00	7/1/25	1,500,000		1,791,000
Massachusetts Port Authority,
Revenue	5.00	7/1/27	5,475,000		6,294,607
Massachusetts Port Authority,
Revenue	5.00	7/1/45	1,000,000		1,109,970
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/21	6,610,000		7,896,570
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	8/15/22	2,000,000		2,421,640
Massachusetts School Building Authority,
Senior Dedicated Sales Tax Revenue	5.00	10/15/35	4,000,000		4,592,920

10

Long-Term Municipal Investments - 98.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Massachusetts - 92.2% (continued)
Massachusetts Water Resources Authority,
General Revenue	5.00	8/1/25	2,000,000		2,392,200
Massachusetts Water Resources Authority,
General Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/21	1,405,000		1,519,367
Massachusetts Water Resources Authority,
General Revenue (Insured; National Public Finance Guarantee Corp.)	5.25	8/1/26	1,875,000		2,017,556
Massachusetts Water Resources Authority,
General Revenue (Insured; National Public Finance Guarantee Corp.) (Prerefunded)	5.25	8/1/17	95,000	[b]	102,826
Metropolitan Boston Transit Parking Corporation,
Systemwide Senior Lien Parking Revenue	5.00	7/1/24	1,320,000		1,521,287
					164,106,280
U.S. Related - 6.6%
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	5.38	5/15/33	1,370,000		1,375,453
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	5.50	5/15/39	1,245,000		1,245,149
Children's Trust Fund of Puerto Rico,
Tobacco Settlement Asset-Backed Bonds	0.00	5/15/50	5,000,000	[c]	430,500
Guam,
Business Privilege Tax Revenue	5.00	11/15/34	1,000,000		1,106,420
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,000,000		1,080,200
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/17	1,000,000		1,079,040
Puerto Rico Commonwealth,
Public Improvement GO (Insured; National Public Finance Guarantee Corp.)	6.00	7/1/27	1,000,000		1,006,280
Virgin Islands Port Authority,
Marine Revenue	5.00	9/1/44	1,500,000		1,614,120
Virgin Islands Public Finance Authority,
Revenue (Virgin Islands Matching Fund Loan Note)	5.00	10/1/25	2,500,000		2,792,475
					11,729,637
Total Investments (cost $163,855,776)			98.8%		175,835,917
Cash and Receivables (Net)			1.2%		2,188,535
Net Assets			100.0%		178,024,452

a Variable rate security--interest rate subject to periodic change.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2015, this security was valued at $2,167,680 or 1.2% of net assets.

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	22.6
Health Care	19.5
Transportation Services	15.5
Special Tax	14.3
State/Territory	8.2
Prerefunded	6.9
Housing	2.3
Utility-Water and Sewer	2.2
Asset-Backed	1.7
Utility-Electric	1.7
Industrial	.9
Other	3.0
98.8

† Based on net assets.

See notes to financial statements.

12

STATEMENT OF INVESTMENTS

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	163,855,776	175,835,917
Cash		289,049
Interest receivable		2,128,919
Receivable for shares of Beneficial Interest subscribed		50,000
Prepaid expenses		20,177
		178,324,062
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		115,815
Payable for shares of Beneficial Interest redeemed		131,539
Accrued expenses		52,256
		299,610
Net Assets ($)		178,024,452
Composition of Net Assets ($):
Paid-in capital		169,765,385
Accumulated undistributed investment income—net		19,023
Accumulated net realized gain (loss) on investments		(3,740,097)
Accumulated net unrealized appreciation (depreciation) on investments		11,980,141
Net Assets ($)		178,024,452

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	33,577,654	1,542,689	142,904,109
Shares Outstanding	2,869,597	131,751	12,213,935
Net Asset Value Per Share ($)	11.70	11.71	11.70

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	3,257,710
Expenses:
Management fee—Note 3(a)	492,262
Shareholder servicing costs—Note 3(c)	110,246
Professional fees	30,722
Registration fees	16,360
Custodian fees—Note 3(c)	9,245
Prospectus and shareholders’ reports	7,009
Distribution fees—Note 3(b)	6,339
Trustees’ fees and expenses—Note 3(d)	4,743
Loan commitment fees—Note 2	998
Miscellaneous	15,388
Total Expenses	693,312
Less—reduction in fees due to earnings credits—Note 3(c)	(64)
Net Expenses	693,248
Investment Income—Net	2,564,462
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	501,507
Net unrealized appreciation (depreciation) on investments	(351,353)
Net Realized and Unrealized Gain (Loss) on Investments	150,154
Net Increase in Net Assets Resulting from Operations	2,714,616

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations ($):
Investment income—net	2,564,462	5,266,758
Net realized gain (loss) on investments	501,507	222,905
Net unrealized appreciation (depreciation) on investments	(351,353)	2,913,687
Net Increase (Decrease) in Net Assets Resulting from Operations	2,714,616	8,403,350
Dividends to Shareholders from ($):
Investment income—net:
Class A	(455,873)	(932,699)
Class C	(15,889)	(52,272)
Class Z	(2,073,677)	(4,268,473)
Total Dividends	(2,545,439)	(5,253,444)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	512,257	2,876,670
Class C	47,366	48,089
Class Z	2,234,076	3,960,449
Dividends reinvested:
Class A	367,804	770,369
Class C	8,109	19,028
Class Z	1,655,212	3,445,201
Cost of shares redeemed:
Class A	(2,417,304)	(3,204,747)
Class C	(265,415)	(1,525,209)
Class Z	(5,193,484)	(13,683,815)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,051,379)	(7,293,965)
Total Increase (Decrease) in Net Assets	(2,882,202)	(4,144,059)
Net Assets ($):
Beginning of Period	180,906,654	185,050,713
End of Period	178,024,452	180,906,654
Undistributed investment income—net	19,023	-

16

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Capital Share Transactions:
Class A
Shares sold	44,137	244,447
Shares issued for dividends reinvested	31,624	65,771
Shares redeemed	(208,253)	(273,976)
Net Increase (Decrease) in Shares Outstanding	(132,492)	36,242
Class C
Shares sold	4,054	4,126
Shares issued for dividends reinvested	697	1,624
Shares redeemed	(22,775)	(128,428)
Net Increase (Decrease) in Shares Outstanding	(18,024)	(122,678)
Class Z
Shares sold	192,441	338,931
Shares issued for dividends reinvested	142,341	294,180
Shares redeemed	(447,628)	(1,172,443)
Net Increase (Decrease) in Shares Outstanding	(112,846)	(539,332)

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class A Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.69		11.49	12.11	11.94	11.05	11.44
Investment Operations:
Investment income—net[a]	.16		.31	.35	.36	.41	.43
Net realized and unrealized gain (loss) on investments	.01		.20	(.60)	.17	.94	(.33)
Total from Investment Operations	.17		.51	(.25)	.53	1.35	.10
Distributions:
Dividends from investment income—net	(.16)		(.31)	(.35)	(.36)	(.41)	(.43)
Dividends from net realized gain on investments	—		—	(.02)	(.00)[b]	(.05)	(.06)
Total Distributions	(.16)		(.31)	(.37)	(.36)	(.46)	(.49)
Net asset value, end of period	11.70		11.69	11.49	12.11	11.94	11.05
Total Return (%)[c]	1.44	[d]	4.50	(1.96)	4.51	12.40	.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	[e]	.95	.93	.93	.95	.94
Ratio of net expenses to average net assets	.94	[e]	.95	.93	.93	.95	.94
Ratio of net investment income to average net assets	2.69	[e]	2.69	3.07	2.97	3.56	3.84
Portfolio Turnover Rate	4.79	[d]	8.90	9.72	14.28	11.44	15.03
Net Assets, end of period ($ x 1,000)	33,578		35,090	34,082	41,675	39,705	36,232

a      Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class C Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.70		11.50	12.12	11.95	11.06	11.45
Investment Operations:
Investment income—net[a]	.11		.24	.26	.27	.32	.35
Net realized and unrealized gain (loss) on investments	.01		.18	(.60)	.17	.94	(.33)
Total from Investment Operations	.12		.42	(.34)	.44	1.26	.02
Distributions:
Dividends from investment income—net	(.11)		(.22)	(.26)	(.27)	(.32)	(.35)
Dividends from net realized gain on investments	—		—	(.02)	(.00)[b]	(.05)	(.06)
Total Distributions	(.11)		(.22)	(.28)	(.27)	(.37)	(.41)
Net asset value, end of period	11.71		11.70	11.50	12.12	11.95	11.06
Total Return (%)[c]	1.03	[d]	3.70	(2.71)	3.72	11.54	.20
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.73	[e]	1.71	1.70	1.69	1.71	1.68
Ratio of net expenses to average net assets	1.73	[e]	1.71	1.70	1.69	1.71	1.68
Ratio of net investment income to average net assets	1.89	[e]	2.00	2.31	2.21	2.79	3.09
Portfolio Turnover Rate	4.79	[d]	8.90	9.72	14.28	11.44	15.03
Net Assets, end of period ($ x 1,000)	1,543		1,752	3,134	4,390	4,054	3,377

a     Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
See notes to financial statements.

19

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class Z Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	11.69		11.49	12.11	11.94	11.05	11.44
Investment Operations:
Investment income—net[a]	.17		.34	.37	.38	.44	.46
Net realized and unrealized gain (loss) on investments	.01		.20	(.60)	.17	.94	(.33)
Total from Investment Operations	.18		.54	(.23)	.55	1.38	.13
Distributions:
Dividends from investment income—net	(.17)		(.34)	(.37)	(.38)	(.44)	(.46)
Dividends from net realized gain on investments	—		—	(.02)	(.00)[b]	(.05)	(.06)
Total Distributions	(.17)		(.34)	(.39)	(.38)	(.49)	(.52)
Net asset value, end of period	11.70		11.69	11.49	12.11	11.94	11.05
Total Return (%)	1.55	[c]	4.74	(1.76)	4.73	12.64	1.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72	[d]	.72	.73	.72	.74	.73
Ratio of net expenses to average net assets	.72	[d]	.72	.73	.72	.74	.73
Ratio of net investment income to average net assets	2.91	[d]	2.92	3.28	3.18	3.78	4.05
Portfolio Turnover Rate	4.79	[c]	8.90	9.72	14.28	11.44	15.03
Net Assets, end of period ($ x 1,000)	142,904		144,065	147,836	171,146	166,251	153,513

a     Based on average shares outstanding.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.
See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Massachusetts Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Massachusetts state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

22

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds†	-	175,835,917	-	175,835,917

† See Statement of Investments for additional detailed categorizations.

At October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $4,310,100 available for federal income tax purposes to be applied against future net realized capital

24

gains, if any, realized subsequent to April 30, 2015. The fund has $843,152 of short-term capital losses and $3,466,948 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2015 was as follows: tax-exempt income $5,230,017 and ordinary income $23,427. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2015, the Distributor retained $255 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2015, Class C shares were charged $6,339 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets and Class Z shares pay the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2015, Class A, Class C and Class Z shares were charged $42,558, $2,113, and $32,000, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2015, the fund was charged $21,018 for transfer agency services and $994 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $64.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2015, the fund was charged $9,245 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2015, the fund was charged $773 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended October 31, 2015, the fund was charged $5,206 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $82,813, Distribution Plan fees $978, Shareholder Services Plan fees $13,447, custodian fees $9,081, Chief Compliance Officer fees $882 and transfer agency fees $8,614.

26

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2015, amounted to $8,428,132 and $9,751,085, respectively.

At October 31, 2015, accumulated net unrealized appreciation on investments was $11,980,141, consisting of $12,292,956 gross unrealized appreciation and $312,815 gross unrealized depreciation.

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

27

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 21, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

28

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods (ranking in the fourth quartile of the Performance Group for all periods). The Board also noted that the fund’s yield performance was below the Performance Group median for all of the one-year periods ended May 31st and below the Performance Universe medians for six of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund’s calendar year total returns were above the Lipper category average for five of the ten calendar years. Dreyfus representatives noted that the fund’s investment in municipal bonds issued in Puerto Rico affected the fund’s relative performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services

29

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

30

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was concerned with the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus was not so disproportionately large that it could not have been the result of an arm’s-length bargaining.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

31

NOTES

32

NOTES

33

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: PSMAX Class C: PCMAX Class Z: PMAZX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 0063SA1015

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

SEMIANNUAL REPORT October 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund, covering the six-month period from May 1, 2015, through October 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. U.S. stocks advanced in the spring of 2015, with some broad measures of market performance setting new record highs in May. Those gains were more than erased over the summer when global economic instability undermined investor sentiment, but a renewed rally in October helped mitigate losses, and most broad stock indices ended the reporting period with flat to mildly negative returns. International stocks generally lost a greater degree of value, with developed markets faring far better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds generally produced generally flat total returns, with municipal bonds faring better, on average, than U.S. government securities and corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding short-term U.S. interest rates and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
November 16, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2015, through October 31, 2015, as provided by Daniel Rabasco and Thomas Casey, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended October 31, 2015, Class A shares of Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds, produced a total return of 1.52%, Class C shares returned 1.19%, and Class Z shares returned 1.69%.1 In comparison, the Barclays Municipal Bond Index, the fund’s benchmark index, which is composed of bonds issued nationally and not solely within Pennsylvania, achieved a total return of 1.68% for the same period.2

Municipal bonds gained a degree of value over the reporting period as higher quality assets benefited from robust investor demand in an uncertain economic environment. The fund’s Class Z shares produced results that were roughly in line with the benchmark.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax and Pennsylvania state income tax, without undue risk. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax and Pennsylvania state income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity.

In managing the fund, we focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. Additionally, we trade among various sectors, such as pre-refunded, general obligation, and revenue sectors, based on their apparent relative values. The fund generally will invest simultaneously in several of these sectors.

Flight to Quality Supported Municipal Bonds

The reporting period began soon after a period of generally declining bond yields stemming from slower-than-expected U.S. economic growth during the first quarter of 2015. Longer term interest rates climbed when domestic growth reaccelerated in the spring, but renewed concerns about global economic instability—including a debt crisis in Greece and a persistent slowdown in China—pushed bond yields lower and prices higher over the summer. Domestically, investors speculated as to the timing of when the Federal Reserve would begin raising short-term rates.

Municipal bonds were less volatile than U.S. Treasuries; however, the national municipal bond market also encountered some degree of volatility related to changing supply-and-demand dynamics. After a limited supply of newly issued bonds during 2014, issuance volumes increased somewhat during 2015 as issuers rushed to refinance existing debt and

3

DISCUSSION OF FUND PERFORMANCE (continued)

issue new bonds before expected hikes in short-term interest rates. Demand for municipal bonds remained strong and steady as investors sought competitive after-tax yields. Indeed, demand for municipal bonds among individual investors was driven, in part, by their increasingly risk-averse investment postures during a time of heightened economic uncertainty and instability in riskier sectors of the financial markets.

Municipal bonds further benefited from improving credit conditions as many states and local municipalities have seen tax revenues climb beyond pre-recession levels. Pennsylvania generally benefits from a large, diverse economy, but a budget imbalance and pension liabilities have weighed on its fiscal health.

Fund Strategies Produced Mixed Results

Our security selection strategies generally supported the fund’s performance over the reporting period, as an emphasis on revenue bonds over general obligation and escrowed bonds produced good results. Returns were particularly attractive among bonds backed by hospitals, airports, and essential municipal services such as water and sewer facilities. The fund also benefited from a lack of direct exposure to struggling Puerto Rico bonds. Furthermore, we successfully added to the fund’s holdings of Pennsylvania revenue bonds when they became available at attractive valuations, including 15- to 25-year securities backed by education institutions, public power utilities, and hospitals.

On the other hand, our interest-rate strategies generally were less additive over the reporting period, as a relatively long average duration and overweighted exposure to longer maturities caused the fund to participate more fully in market declines.

A Constructive Investment Posture

We remain optimistic regarding the prospects for the U.S. economy and the municipal bond market. Therefore, we have looked for opportunities to add higher yielding securities when attractively valued opportunities arise. We have retained the fund’s focus on revenue-backed bonds, and we have maintained a modestly long average duration in order to capture incremental income offered by intermediate and longer maturities. Conversely, we have established underweighted positions in shorter term securities that could prove vulnerable to rising short-term interest rates, resulting from a tightening of Federal Reserve monetary policy.

November 16, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation, and the rating of the issue. Changes in economic, business, or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, for non-Pennsylvania residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.

4

2 SOURCE: Lipper Inc. — Reflects reinvestment of dividends and, where applicable, capital gain distributions. The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund from May 1, 2015 to October 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2015
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.81	$8.65	$3.70
Ending value (after expenses)	$1,015.20	$1,011.90	$1,016.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2015
	Class A	Class C	Class Z
Expenses paid per $1,000†	$4.82	$8.67	$3.71
Ending value (after expenses)	$1,020.36	$1,016.54	$1,021.47

† Expenses are equal to the fund's annualized expense ratio of .95% for Class A, 1.71% for Class C and .73% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

October 31, 2015 (Unaudited)

Long-Term Municipal Investments - 97.8%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 95.2%
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/25	1,000,000		1,129,890
Adams County Industrial Development Authority, Revenue (Gettysburg College)	5.00	8/15/26	1,000,000		1,129,890
Allegheny County, GO	5.00	12/1/31	1,040,000		1,191,861
Allegheny County, GO	5.00	12/1/34	1,000,000		1,136,700
Allegheny County, GO	5.00	12/1/34	3,000,000		3,343,890
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/22	1,305,000		1,530,334
Beaver County Hospital Authority, Revenue (Heritage Valley Health System, Inc.)	5.00	5/15/28	1,575,000		1,771,497
Bethlehem Authority, Guaranteed Water Revenue (Insured; Build America Mutual Assurance Company)	5.00	11/15/31	2,000,000		2,252,180
Boyertown Area School District, GO	5.00	10/1/37	2,050,000		2,296,246
Charleroi Area School Authority, School Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	10/1/20	2,000,000	[a]	1,804,220
Clairton Municipal Authority, Sewer Revenue	5.00	12/1/37	2,000,000		2,141,400
Cumberland County Municipal Authority, Revenue (Diakon Lutheran Social Ministries Project)	5.00	1/1/38	1,000,000		1,066,190
Dauphin County General Authority, Health System Revenue (Pinnacle Health System Project)	5.00	6/1/42	3,030,000		3,262,855
Delaware County Authority, Revenue (Villanova University)	5.00	8/1/40	2,170,000		2,414,103
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/30	500,000		579,730
Delaware River Joint Toll Bridge Commission, Bridge System Revenue	5.00	7/1/31	500,000		576,570
Delaware River Port Authority, Revenue	5.00	1/1/30	1,500,000		1,678,485
Delaware River Port Authority, Revenue	5.00	1/1/37	3,000,000		3,367,020
Donegal School District, GO (Limited Tax Obligations)	5.00	6/1/23	2,080,000		2,322,923
Geisinger Authority, Health System Revenue (Geisinger Health System)	5.00	6/1/41	2,500,000		2,774,000
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/1/16	1,000,000	[a]	953,130

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 95.2% (continued)
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	5/1/18	2,750,000	[a]	2,425,225
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/1/18	2,750,000	[a]	2,365,082
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/1/19	2,750,000	[a]	2,240,947
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	5/1/20	2,750,000	[a]	2,180,063
Harrisburg Redevelopment Authority, Guaranteed Revenue (Insured; Assured Guaranty Municipal Corp.)	0.00	11/1/20	2,500,000	[a]	1,930,475
Lancaster County Hospital Authority, Health Center Revenue (Masonic Villages Project)	5.00	11/1/35	1,000,000		1,113,100
McKeesport Area School District, GO (Insured; AMBAC) (Escrowed to Maturity)	0.00	10/1/21	2,915,000	[a]	2,655,711
Montgomery County Higher Education and Health Authority, HR (Abington Memorial Hospital Obligated Group)	5.00	6/1/31	1,000,000		1,100,800
Montgomery County Industrial Development Authority, Health System Revenue (Jefferson Health System)	5.00	10/1/41	4,000,000		4,308,800
Montgomery County Industrial Development Authority, Revenue (Whitemarsh Continuing Care Retirement Community Project)	5.00	1/1/30	1,250,000		1,261,825
Pennsylvania, GO	5.00	10/15/26	3,000,000		3,525,120
Pennsylvania, GO	5.00	10/15/29	4,000,000		4,605,360
Pennsylvania, GO	5.00	3/15/33	1,500,000		1,708,020
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue (Philadelphia Biosolids Facility Project)	6.25	1/1/32	1,000,000		1,106,180
Pennsylvania Higher Educational Facilities Authority, Health System Revenue (University of Pennsylvania)	5.00	8/15/40	1,500,000		1,685,100
Pennsylvania Higher Educational Facilities Authority, Revenue (Carnegie Mellon University)	5.00	8/1/21	2,000,000		2,249,260
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/30	1,170,000		1,344,868
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	3/1/40	1,000,000		1,065,200

8

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 95.2% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue (Thomas Jefferson University)	5.00	9/1/45	1,500,000		1,637,820
Pennsylvania Higher Educational Facilities Authority, Revenue (University of Pennsylvania Health System)	5.25	8/15/25	1,000,000		1,173,760
Pennsylvania Higher Educational Facilities Authority, Revenue (University of Pennsylvania Health System) (Prerefunded)	6.00	8/15/18	2,500,000	[b]	2,855,750
Pennsylvania Higher Educational Facilities Authority, Revenue (University of the Sciences in Philadelphia)	5.00	11/1/31	1,000,000		1,133,800
Pennsylvania Housing Finance Agency, Capital Fund Securitization Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/25	1,285,000		1,314,902
Pennsylvania Housing Finance Agency, SFMR	4.60	10/1/27	5,000,000		5,049,650
Pennsylvania Housing Finance Agency, SFMR	4.70	10/1/37	760,000		763,808
Pennsylvania Industrial Development Authority, EDR (Prerefunded)	5.50	7/1/18	100,000	[b]	112,373
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue	5.00	12/1/37	5,325,000		5,835,667
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/43	2,500,000		2,736,225
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.25	6/1/39	1,030,000		1,130,930
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue (Insured; Assured Guaranty Corp.)	6.00	6/1/28	3,000,000		3,343,980
Philadelphia, Airport Revenue	5.25	6/15/25	2,500,000		2,798,450
Philadelphia, Airport Revenue	5.00	6/15/35	2,000,000		2,202,040
Philadelphia, Gas Works Revenue	5.00	8/1/31	1,250,000		1,418,100
Philadelphia, Gas Works Revenue	5.00	8/1/32	1,000,000		1,128,270
Philadelphia, Water and Wastewater Revenue	5.00	1/1/23	2,180,000		2,608,305
Philadelphia Authority for Industrial Development, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/42	3,000,000		3,348,120
Philadelphia Authority for Industrial Development, Revenue (Independence Charter School Project)	5.50	9/15/37	1,700,000		1,725,874

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Pennsylvania - 95.2% (continued)
Philadelphia Authority for Industrial Development, Revenue (Russell Byers Charter School Project)	5.15	5/1/27	1,230,000		1,238,930
Philadelphia Authority for Industrial Development, Revenue (Russell Byers Charter School Project)	5.25	5/1/37	1,715,000		1,721,123
Philadelphia Authority for Industrial Development, Revenue (Temple University)	5.00	4/1/45	1,500,000		1,652,595
Philadelphia Hospitals and Higher Education Facilities Authority, HR (The Children's Hospital of Philadelphia Project)	5.00	7/1/25	1,800,000		2,080,746
Philadelphia Housing Authority, Capital Fund Program Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/21	1,685,000		1,705,136
Philadelphia School District, GO	5.25	9/1/23	1,000,000		1,128,550
Philadelphia School District, GO	6.00	9/1/38	965,000		1,073,234
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	25,000	[b]	28,608
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,722
Philadelphia School District, GO (Prerefunded)	6.00	9/1/18	5,000	[b]	5,716
Pittsburgh, GO (Insured; Build America Mutual Assurance Company)	5.00	9/1/30	1,585,000		1,834,717
Pittsburgh Urban Redevelopment Authority, MFHR (West Park Court Project) (Collateralized; GNMA)	4.90	11/20/47	1,215,000		1,243,893
Pocono Mountains Industrial Park Authority, HR (Saint Luke's Hospital - Monroe Project)	5.00	8/15/40	1,795,000		1,962,940
Reading Area Water Authority, Water Revenue	5.00	12/1/31	2,000,000		2,215,080
State Public School Building Authority, College Revenue (Montgomery County Community College)	5.00	5/1/38	1,115,000		1,236,936
State Public School Building Authority, Community College Revenue (Community College of Philadelphia Project) (Prerefunded)	6.00	12/15/18	3,000,000	[b]	3,472,500
West Shore Area Authority, HR (Holy Spirit Hospital of the Sisters of Christian Charity Project)	6.00	1/1/26	2,000,000		2,375,820
West View Borough Municipal Authority, Water Revenue	5.00	11/15/39	2,000,000		2,245,600

10

Long-Term Municipal Investments - 97.8% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Pennsylvania - 95.2% (continued)
Westmoreland County Industrial Development Authority, Health System Revenue (Excela Health Project)	5.00	7/1/25	2,390,000	2,628,474
Wilkes-Barre Finance Authority, Revenue (University of Scranton)	5.00	11/1/34	1,000,000	1,114,950
York County, GO	5.00	6/1/31	1,500,000	1,737,000
				152,620,344
U.S. Related - 2.6%
Guam, Business Privilege Tax Revenue	5.00	1/1/42	1,000,000	1,069,930
Guam, Business Privilege Tax Revenue	5.13	1/1/42	1,000,000	1,080,200
Puerto Rico Commonwealth, Public Improvement GO (Insured; National Public Finance Guarantee Corp.)	6.00	7/1/27	1,000,000	1,006,280
Virgin Islands Public Finance Authority, Revenue (Virgin Islands Matching Fund Loan Note)	5.00	10/1/25	1,000,000	1,116,990
				4,273,400
Total Investments (cost $148,878,689)			97.8%	156,893,744
Cash and Receivables (Net)			2.2%	3,473,245
Net Assets			100.0%	160,366,989

      a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	19.7
Health Care	18.1
Transportation Services	16.1
Special Tax	8.9
Utility-Water and Sewer	7.8
State/Territory	6.8
Housing	6.3
City	4.0
County	3.5
Prerefunded	3.5
Utility-Electric	1.6
Other	1.5
97.8

† Based on net assets.
See notes to financial statements.

12

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

13

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	148,878,689	156,893,744
Cash		1,936,083
Interest receivable		1,922,797
Receivable for shares of Beneficial Interest subscribed		5,221
Prepaid expenses		12,022
		160,769,867
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		119,564
Payable for shares of Beneficial Interest redeemed		239,209
Accrued expenses		44,105
		402,878
Net Assets ($)		160,366,989
Composition of Net Assets ($):
Paid-in capital		153,617,282
Accumulated undistributed investment income—net		30,752
Accumulated net realized gain (loss) on investments		(1,296,100)
Accumulated net unrealized appreciation (depreciation) on investments		8,015,055
Net Assets ($)		160,366,989

Net Asset Value Per Share	Class A	Class C	Class Z
Net Assets ($)	105,630,588	4,407,224	50,329,177
Shares Outstanding	6,468,475	269,767	3,082,436
Net Asset Value Per Share ($)	16.33	16.34	16.33

See notes to financial statements.

14

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	3,340,373
Expenses:
Management fee—Note 3(a)	446,424
Shareholder servicing costs—Note 3(c)	189,010
Professional fees	29,855
Distribution fees—Note 3(b)	17,063
Registration fees	12,879
Custodian fees—Note 3(c)	8,584
Prospectus and shareholders’ reports	8,233
Trustees' fees and expenses—Note 3(d)	4,184
Loan commitment fees—Note 2	1,045
Miscellaneous	17,711
Total Expenses	734,988
Less—reduction in fees due to earnings credits—Note 3(c)	(54)
Net Expenses	734,934
Investment Income—Net	2,605,439
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	751,454
Net unrealized appreciation (depreciation) on investments	(865,012)
Net Realized and Unrealized Gain (Loss) on Investments	(113,558)
Net Increase in Net Assets Resulting from Operations	2,491,881

See notes to financial statements.

15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations ($):
Investment income—net	2,605,439	5,252,640
Net realized gain (loss) on investments	751,454	916,467
Net unrealized appreciation (depreciation) on investments	(865,012)	2,424,086
Net Increase (Decrease) in Net Assets Resulting from Operations	2,491,881	8,593,193
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,672,050)	(3,392,363)
Class C	(53,678)	(106,072)
Class Z	(848,959)	(1,722,063)
Total Dividends	(2,574,687)	(5,220,498)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,687,481	3,260,095
Class C	266,465	576,365
Class Z	715,277	1,842,830
Dividends reinvested:
Class A	1,411,739	2,831,858
Class C	45,083	88,839
Class Z	710,840	1,446,406
Cost of shares redeemed:
Class A	(5,672,264)	(9,936,537)
Class C	(561,455)	(508,831)
Class Z	(2,186,533)	(6,370,738)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(3,583,367)	(6,769,713)
Total Increase (Decrease) in Net Assets	(3,666,173)	(3,397,018)
Net Assets ($):
Beginning of Period	164,033,162	167,430,180
End of Period	160,366,989	164,033,162
Undistributed investment income—net	30,752	-
Capital Share Transactions (Shares):
Class A
Shares sold	103,955	199,275
Shares issued for dividends reinvested	86,786	173,364
Shares redeemed	(349,194)	(608,583)
Net Increase (Decrease) in Shares Outstanding	(158,453)	(235,944)
Class C
Shares sold	16,340	35,242
Shares issued for dividends reinvested	2,770	5,435
Shares redeemed	(34,446)	(31,154)
Net Increase (Decrease) in Shares Outstanding	(15,336)	9,523
Class Z
Shares sold	44,160	113,059
Shares issued for dividends reinvested	43,699	88,563
Shares redeemed	(134,931)	(391,130)
Net Increase (Decrease) in Shares Outstanding	(47,072)	(189,508)

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class A Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	16.34		16.01	16.88	16.60	15.51	15.96
Investment Operations:
Investment income—net[a]	.26		.51	.56	.57	.63	.65
Net realized and unrealized gain (loss) on investments	(.02)		.32	(.85)	.34	1.11	(.46)
Total from Investment Operations	.24		.83	(.29)	.91	1.74	.19
Distributions:
Dividends from investment income—net	(.25)		(.50)	(.56)	(.57)	(.63)	(.64)
Dividends from net realized gain on investments	—		—	(.02)	(.06)	(.02)	—
Total Distributions	(.25)		(.50)	(.58)	(.63)	(.65)	(.64)
Net asset value, end of period	16.33		16.34	16.01	16.88	16.60	15.51
Total Return (%)[b]	1.52	[c]	5.26	(1.64)	5.53	11.40	1.21
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.95	[d]	.96	.93	.94	.95	.96
Ratio of net expenses to average net assets	.95	[d]	.96	.93	.94	.95	.96
Ratio of net investment income to average net assets	3.15	[d]	3.11	3.51	3.40	3.91	4.09
Portfolio Turnover Rate	7.80	[c]	29.84	9.57	15.27	10.69	18.40
Net Assets, end of period ($ x 1,000)	105,631		108,258	109,883	133,727	129,697	124,286

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class C Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	16.34		16.02	16.89	16.61	15.52	15.97
Investment Operations:
Investment income—net[a]	.20		.39	.43	.44	.51	.53
Net realized and unrealized gain (loss) on investments	(.01)		.31	(.85)	.34	1.11	(.45)
Total from Investment Operations	.19		.70	(.42)	.78	1.62	.08
Distributions:
Dividends from investment income—net	(.19)		(.38)	(.43)	(.44)	(.51)	(.53)
Dividends from net realized gain on investments	—		—	(.02)	(.06)	(.02)	—
Total Distributions	(.19)		(.38)	(.45)	(.50)	(.53)	(.53)
Net asset value, end of period	16.34		16.34	16.02	16.89	16.61	15.52
Total Return (%)[b]	1.19	[c]	4.41	(2.40)	4.73	10.56	.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.71	[d]	1.71	1.71	1.70	1.71	1.70
Ratio of net expenses to average net assets	1.71	[d]	1.71	1.71	1.70	1.71	1.70
Ratio of net investment income to average net assets	2.39	[d]	2.36	2.73	2.64	3.16	3.34
Portfolio Turnover Rate	7.80	[c]	29.84	9.57	15.27	10.69	18.40
Net Assets, end of period ($ x 1,000)	4,407		4,660	4,414	5,393	5,580	5,127

a Based on average shares outstanding.

b Exclusive of sales charge.
c Not annualized.
d Annualized.
See notes to financial statements.

18

	Six Months Ended
	October 31, 2015		Year Ended April 30,
Class Z Shares	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	16.33		16.01	16.88	16.60	15.51	15.96
Investment Operations:
Investment income—net[a]	.28		.54	.59	.61	.67	.68
Net realized and unrealized gain (loss) on investments	(.01)		.32	(.85)	.34	1.10	(.45)
Total from Investment Operations	.27		.86	(.26)	.95	1.77	.23
Distributions:
Dividends from investment income—net	(.27)		(.54)	(.59)	(.61)	(.66)	(.68)
Dividends from net realized gain on investments	—		—	(.02)	(.06)	(.02)	—
Total Distributions	(.27)		(.54)	(.61)	(.67)	(.68)	(.68)
Net asset value, end of period	16.33		16.33	16.01	16.88	16.60	15.51
Total Return (%)	1.69	[b]	5.43	(1.43)	5.75	11.64	1.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73	[c]	.73	.72	.73	.74	.75
Ratio of net expenses to average net assets	.73	[c]	.73	.72	.73	.74	.75
Ratio of net investment income to average net assets	3.38	[c]	3.34	3.71	3.61	4.13	4.29
Portfolio Turnover Rate	7.80	[b]	29.84	9.57	15.27	10.69	18.40
Net Assets, end of period ($ x 1,000)	50,329		51,116	53,133	58,978	57,818	54,006

a Based on average shares outstanding.
b Not annualized.
c Annualized.
See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Pennsylvania Fund (the “fund”) is a separate non-diversified series of Dreyfus State Municipal Bond Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class Z.Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

20

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2015 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds†	-	156,893,744	-	156,893,744

† See Statement of Investments for additional detailed categorizations.

At October 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses

22

from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $2,231,940 available for federal income tax purposes to be applied against future net realized capital

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

gains, if any, realized subsequent to April 30, 2015. The fund has $148,637 of short-term capital losses and $2,083,303 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2015 was as follows: tax-exempt income $5,220,498. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2015, the Distributor retained $844 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2015, Class C shares were charged $17,063 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service

24

Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2015, Class A and Class C shares were charged $133,909 and $5,687, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2015, Class Z shares were charged $11,425 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2015, the fund was charged $19,314 for transfer agency services and $835 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $53.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2015, the fund was charged $8,584 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended October 31, 2015, the fund was charged $643 pursuant to the agreement, which is included in Shareholder servicing costs in the

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Statement of Operations. These fees were partially offset by earnings credits of $1.

During the period ended October 31, 2015, the fund was charged $5,206 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to the Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $74,813, Distribution Plan fees $2,875, Shareholder Services Plan fees $25,348, custodian fees $8,070, Chief Compliance Officer fees $882 and transfer agency fees $7,576.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2015, amounted to $12,461,171 and $16,163,805, respectively.

At October 31, 2015, accumulated net unrealized appreciation on investments was $8,015,055, consisting of $8,274,422 gross unrealized appreciation and $259,367 gross unrealized depreciation.

At October 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

26

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 21, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of

27

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when the fund’s performance was above the Performance Universe median. The Board also noted that the fund’s yield performance was below the Performance Group median for all of the ten one-year periods ended May 31st and below the Performance Universe median for seven of the ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund’s calendar year total returns were above the Lipper category average for five of the ten calendar years. Dreyfus representatives noted that the fund’s investment in municipal bonds issued in Puerto Rico affected the fund’s relative performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services

28

provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

29

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board was concerned with the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fee paid to Dreyfus was not so disproportionately large that it could not have been the result of an arm’s-length bargaining.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

30

NOTES

31

NOTES

32

NOTES

33

For More Information

Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: PTPAX Class C: PPACX Class Z: DPENX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation 0058SA1015

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 22, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    December 22, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)